Note 16 - Income Taxes - Computation of Income Taxes (Details) - CAD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Statement Line Items [Line Items]
Income before income taxes	$ 54,793	$ 57,645
Income tax rate	27.00%	27.00%
Expected income tax provision	$ 14,794	$ 15,564
Tax rate differential on international operations	(426)	(569)
Reversal of previously recongized deferred tax asset	1,671	0
Unrecognized deferred tax asset	0	136
Effect of changes in tax rates	(89)	0
Other permanent differences	(174)	352
Adjustments for prior years	(731)	0
Income taxes	$ 15,045	$ 15,483